10. Commitments - Licensing Agreement, Minimum Royalty Obligations (Details) - Quarterly (USD $)	Dec. 31, 2013
2014
2015	2,800,000
2016	3,300,000
2017	3,600,000
Total	9,700,000
Minimum Royalty Obligation, Sales Minimums
2015	56,000,000
2016	66,000,000
2017	72,000,000
Quarterly Member
2014
2015	2,800,000
2016	3,300,000
2017	3,600,000
Total	9,700,000
Minimum Royalty Obligation, Sales Minimums
2015	56,000,000
2016	66,000,000
2017	$ 72,000,000